Stock-Based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 2,422	$ 13,723	$ 1,009	$ 40,010	$ 4,371
Cost of Goods Sold
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	37		16	72	70
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	248	6,861	347	11,105	1,384
Selling, General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 2,137	$ 6,862	$ 646	$ 28,833	$ 2,917